Loss per share - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (3,177)	$ (1,429)	$ (3,528)	$ (3,057)
Denominator:
Weighted average shares used in calculating net loss per share - basic	4,205	2,556	3,181	2,518
Weighted average shares used in calculating net loss per share - Diluted	4,205	2,556	3,181	2,518
Net loss per share
Net loss per share - Basic	$ (0.76)	$ (0.56)	$ (1.11)	$ (1.21)
Net loss per share - Diluted	$ (0.76)	$ (0.56)	$ (1.11)	$ (1.21)